Income taxes - Income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes [Line Items]
Profit (loss) before tax	€ (1,731)	€ 509	€ 1,211
Share of profit (loss) of associates and joint ventures accounted for using equity method	(2)	(4)	(9)
Income before taxes continuing operations	(1,729)	513	1,220
Current tax expense (income) and adjustments for current tax of prior periods	97	298	380
Deferred tax expense (income) recognised in profit or loss	210	401	167
Tax expense (income)	€ (113)	€ (103)	€ 212